Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX

NOTE 18 — INCOME TAX

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2023	2024
	US$’000	US$’000
Income tax expense	225	98
Income tax payable	246	127

The Company is subject to taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Delixy Holdings Limited is an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

British Virgin Islands

Delixy International Limited is an exempted British Virgin Islands company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Delixy Energy Pte Ltd is operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2023 and 2024 are as follows:

	Financial Years ended December 31,
	2023	2024
	US$’000	US$’000
Income before income taxes	1,377	1,126
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	234	191
Tax effect of non-taxable income	—	(30)
Tax effect of non-deductible items	4	2
Tax Rebate	—	(28)
Over provision in previous financial year	—	(24)
Tax holiday	(13)	(13)
Income tax expense	225	98

As announced in Budget 2025, to provide support for companies’ cash flow needs, a CIT Rebate of 50% of the corporate tax payable will be granted to all taxpaying companies, whether tax resident or not, for YA 2025. Active companies that have employed at least one local employee in 2024 (referred to as “local employee condition”) will receive a minimum benefit of S$2,000 in the form of a CIT Rebate Cash Grant. The total maximum benefits of CIT Rebate and CIT Rebate Cash Grant that a company may receive is S$40,000.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2023 and 2024 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2024.